ACQUISITION OF EMERGEN ENERGY LLC	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
ACQUISITION OF EMERGEN ENERGY LLC

NOTE 6. ACQUISITION OF EMERGEN ENERGY LLC

On April 24, 2024 (the “Closing”), Bimergen Energy Corp. (the “Company”) acquired 100 % of the membership interests of Emergen Energy LLC (“Emergen”) pursuant to a Membership Interest Purchase Agreement dated April 14, 2024 (as amended on April 24, 2024, the “MIPA”). At Closing the Company issued 1,587,300 unregistered shares of common stock to C & C Johnson Holdings LLC (an entity controlled by Cole Johnson) with a fair value of $22.2 million (based on the $14.00 closing price on April 24, 2024). Emergen became a wholly-owned subsidiary; Mr. Johnson simultaneously became President of the Company’s BESS and Solar divisions and a director of the Company.

Emergen, formed immediately prior to the transaction, held only early-stage renewable-energy development rights and no liabilities or operating activities. Accordingly, management concluded the transaction is an asset acquisition rather than a business combination.

At acquisition Emergen’s assets consisted of 1.965GW and 3.840GW of BESS and Solar Projects, respectively. Because the projects lacked substantive process or outputs, the Company recorded the entire $22.2 million purchase price as indefinite-lived intangible assets (“Development Projects”) and allocated the $22.2 million purchase price to the BESS and Solar portfolios based on relative fair values determined from project-level discounted-cash-flow models corroborated by observable market pricing for comparable development assets. The Company allocated $20.0 million and 2.2 million to BESS and Solar Projects respectively as of the acquisition date.

The following agreements were entered into on the date of Closing as provided for in the MIPA:

On April 24, 2024 the Company and Emergen entered into a PMSA with Energy Independent Partners LLC (“EIP”), an entity controlled by Cole Johnson, under which EIP provides development, permitting, and financing-support services for each project.

On April 24, 2025 the parties executed Amendment No. 2 to the PMSA, stated to be effective June 28, 2024 and governed by Delaware law. Amendment 2 superseded Amendment 1 and eliminated the former Initial-Fee and RTB-Fee construct, replacing it with a single “Development-Fee” model that is payable only when a project secures third-party, project-specific financing. The principal commercial terms now in effect are:

●	BESS projects. For each battery-storage project, the Company will owe EIP a development fee of $0.035 per watt once that specific project secures third-party debt and/or equity financing sufficient to fund the fee. Based on the current BESS portfolio capacity (approximately 1.965 GW), the aggregate exposure, if every project achieves financing, would be about $69 million.

●	Solar projects. For each solar-power project, the same rate—$0.035 per watt—applies, again only after project-specific financing is in place. Given the remaining solar capacity in the Emergen portfolio (roughly 1.640 GW), the maximum potential fees total approximately $57 million.

●	Other renewable projects. For any future development projects that are neither BESS nor solar, the fee is the greater of (i) 50 percent of gross margin or (ii) $0.02 per watt, payable once the project reaches ready-to-build (RTB) status. Because the Company has no such projects in its pipeline today, no aggregate cap is presently estimable.

Based on portfolio capacities; actual fees depend on future financings and may not be incurred.

●	Sale-of-Project Clause – If a project is sold, EIP is entitled to the greater of unpaid Development Fees or 62.5 % of net sale proceeds.

●	Acceleration Clause – 62.5 % of unpaid fees accelerate within 90 days of (i) a change in control of the Company or (ii) removal of Mr. Johnson from his role.

●	Termination & Indemnification – The PMSA may be terminated by mutual consent or for cause; customary indemnities apply.

Because payment is contingent on future project-financing milestones, no PMSA liabilities have been recognized as of March 31, 2025.

NOTE 6. ACQUISITION OF EMERGEN ENERGY LLC

On April 24, 2024 (the “Closing”), Bimergen Energy Corp. (the “Company”) acquired 100 % of the membership interests of Emergen Energy LLC (“Emergen”) pursuant to a Membership Interest Purchase Agreement dated April 14, 2024 (as amended on April 24, 2024, the “MIPA”). At Closing the Company issued 1,587,300 unregistered shares of common stock to C & C Johnson Holdings LLC (an entity controlled by Cole Johnson) with a fair value of $22.2 million (based on the $14.00 closing price on April 24, 2024). Emergen became a wholly-owned subsidiary; Mr. Johnson simultaneously became President of the Company’s BESS and Solar divisions and a director of the Company.

Emergen, formed immediately prior to the transaction, held only early-stage renewable-energy development rights and no liabilities or operating activities. Accordingly, management concluded the transaction is an asset acquisition rather than a business combination

At acquisition Emergen’s assets consisted of 1.965GW and 3.840GW of BESS and Solar Projects, respectively. Because the projects lacked substantive process or outputs, the Company recorded the entire $22.2 million purchase price as indefinite-lived intangible assets (“Development Projects”) and allocated the $22.2 million purchase price to the BESS and Solar portfolios based on relative fair values determined from project-level discounted-cash-flow models corroborated by observable market pricing for comparable development assets. The Company allocated $20.0 million and 2.2 million to BESS and Solar Projects respectively as of the acquisition date.

The following agreements were entered into on the date of Closing as provided for in the MIPA:

On April 24, 2024 the Company and Emergen entered into a PMSA with Energy Independent Partners LLC (“EIP”), an entity controlled by Cole Johnson, under which EIP provides development, permitting, and financing-support services for each project.

On April 24, 2025 the parties executed Amendment No. 2 to the PMSA, stated to be effective June 28, 2024 and governed by Delaware law. Amendment 2 superseded Amendment 1 and eliminated the former Initial-Fee and RTB-Fee construct, replacing it with a single “Development-Fee” model that is payable only when a project secures third-party, project-specific financing. The principal commercial terms now in effect are:

●	BESS projects. For each battery-storage project, the Company will owe EIP a development fee of $0.035 per watt once that specific project secures third-party debt and/or equity financing sufficient to fund the fee. Based on the current BESS portfolio capacity (approximately 1.965 GW), the aggregate exposure, if every project achieves financing, would be about $69 million.
●	Solar projects. For each solar-power project, the same rate—$0.035 per watt—applies, again only after project-specific financing is in place. Given the remaining solar capacity in the Emergen portfolio (roughly 1.640 GW), the maximum potential fees total approximately $57 million.
●	Other renewable projects. For any future development projects that are neither BESS nor solar, the fee is the greater of (i) 50 percent of gross margin or (ii) $0.02 per watt, payable once the project reaches ready-to-build (RTB) status. Because the Company has no such projects in its pipeline today, no aggregate cap is presently estimable.

Based on portfolio capacities; actual fees depend on future financings and may not be incurred.

●	Sale-of-Project Clause – If a project is sold, EIP is entitled to the greater of unpaid Development Fees or 62.5 % of net sale proceeds.
●	Acceleration Clause – 62.5 % of unpaid fees accelerate within 90 days of (i) a change in control of the Company or (ii) removal of Mr. Johnson from his role.
●	Termination & Indemnification – The PMSA may be terminated by mutual consent or for cause; customary indemnities apply.

Because payment is contingent on future project-financing milestones, no PMSA liabilities have been recognized as of December 31, 2024.